Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

October 30, 2006	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Patricia Williams

Re:     The Alger Institutional Funds (File No. 811-7986)

Ladies and Gentlemen:

On behalf of The Alger Institutional Funds (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).

The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Alger Green Institutional Fund (the “Fund”), a series of the Registrant, asking them to vote on an agreement and plan of reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Spectra Green Fund (the “Acquiring Fund”), in exchange for Class N shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s stated liabilities. The Acquiring Fund is a series of Spectra Fund, a registered open-end management company advised by Fred Alger Management, Inc., the Fund’s and Acquiring Fund’s investment adviser.

Upon consummation of the Fund’s reorganization, the Class N shares of the Acquiring Fund received by the Fund will be distributed to the Fund’s Class I and Class R shareholders so that each Fund shareholder would receive a pro rata distribution of Class N shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of the Fund is currently planned for January 10, 2007. The Fund intends to mail its Prospectus/Proxy to shareholders on or about December 6, 2006.

Please telephone the undersigned at 212.806.6443, or Gary L. Granik of this office at 212.806.5790, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc: Gary L. Granik